Investments - Funded Subordinated Certificates of ADLP (Details) - ADLP Partner - Subordinated Debt $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Investments [Line Items]
Total subordinated certificates funded	$ 489,000
Ares Strategic Income Fund
Schedule of Investments [Line Items]
Total subordinated certificates funded	$ 391,000